Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Line Items]
Number of operating segments	3
Number of operating and reportable segment	1
Amortized period straight line method	5 years
Lease term	12 months
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	3 years
Top of Range [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	5 years
Technologies [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	2 years
Technologies [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	4 years
Licensed technology [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	1 year 6 months
Vehicles and Property [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	3 years
Property [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	4 years